Related party transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 01, 2015
Related Party Transaction [Line Items]
Loans to affiliates	$ 219,649,000	$ 237,908,000
Amounts payable to related parties included in accounts payable and accrued liabilities	$ 1,765,000	6,788,000
Related party transaction, description	Arrangement fees and transaction fees are paid either in cash or, at the Company’s discretion, a combination of cash and up to 50% in the Company’s common shares (note 12(iv)).
Maximum [Member]
Related Party Transaction [Line Items]
Maximum number of common stock that may be issued for arrangement fees and transaction fees	50.00%
GCI [Member]
Related Party Transaction [Line Items]
Loans to affiliates	$ 219,649,000	237,908,000
Interest receivable on loans to affiliate	9,667,000	9,514,000
Amounts due from related other parties included in accounts receivable	4,530,000	8,195,000
Amounts payable to related parties included in accounts payable and accrued liabilities	$ 1,500,000	6,788,000
GCI [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note, issued		8,553,000	$ 8,000,000
Promissory note, interest rate	7.00%
GCI [Member] | Vessels [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 209,982,000	$ 219,841,000
Notice period for loans receivables	45 days
GCI [Member] | Vessels [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Receivable interest rate	5.00%	5.00%
Receivable interest rate	Interest at 5% per annum
GCI [Member] | Vessels [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Receivable interest rate	6.00%	7.00%
Receivable interest rate	Interest at 7% per annum
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due from related other parties included in accounts receivable	$ 588,000	$ 1,454,000
Amounts payable to related parties included in accounts payable and accrued liabilities	$ 265,000